Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2021
Disclosure Of Significant Accounting Policies [Abstract]
Statement of compliance

a.	Statement of compliance
The condensed consolidated financial statements have been prepared in accordance with IAS 34 “
Interim Financial Reporting
”. The condensed consolidated financial statements are not subject to qualification relating to the application of IFRSs as issued by IASB.

Basis of preparation
b.	Basis of preparation
The condensed consolidated financial statements have been prepared on the historical cost basis except for financial instruments and other payable arising from cash-settled share-based payment arrangements which are measured at fair value.

Basis of consolidation
c.	Basis of consolidation
The condensed consolidated financial statements include the financial statements of the ASLAN Cayman and entities controlled by ASLAN Cayman (its subsidiaries). When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with those used by the Company.
All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between the members of the Company are eliminated on consolidation.